Inventories (Tables)	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Items of Inventories
Inventories consist of the following:

June 30,	2012	2011
U.S. inventories at current cost	$302,465	$280,875
Foreign inventories at average cost	70,797	60,837
	373,262	341,712
Less: Excess of current cost over LIFO cost for U.S. inventories	144,756	137,646
Inventories on consolidated balance sheets	$228,506	$204,066